Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:
	December 31, 2020	December 31, 2021
Lubricants	$348	$552
Bunkers	333	1,015
Total	$681	$1,567